BIOLOGICAL ASSETS (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	5.00%
Margin rate used as significant input in fair value measurement	10.00%
Discount rate [Member]
Disclosure Of Biological Assets [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	5.00%
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (130,251)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 138,065
Margin Rate [Member]
Disclosure Of Biological Assets [Line Items]
Margin rate used as significant input in fair value measurement	10.00%
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ (373,939)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 373,939